Property, plant and equipment (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,237
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	23 years
Property, plant and equipment	$ 52,662
Bottom of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	1 year
Top of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	31 years
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 120,276
Gross carrying amount [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,213
Gross carrying amount [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	116,063
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(65,377)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,976)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(63,401)
Total [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 54,899
Later than five years [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,426
Not Later Than Five Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,446
Not Later Than Five Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (5,020)
Later than five years and not later than ten years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	6 years
Later than five years and not later than ten years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	10 years
Later Than Five Year And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,566
Later Than Five Year And Not Later Than Ten Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	8,884
Later Than Five Year And Not Later Than Ten Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,318)
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,933
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	15 years
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 5,024
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(3,091)
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 9,347
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	20 years
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 29,954
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(20,607)
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 19,022
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 29,866
Later than twenty years and not later than twenty-five years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(10,844)
Later Than Twenty Five Years And Not Later Than Thirty Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 6,688
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 11,812
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (5,124)
Later Than Thirty Years [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Property, plant and equipment	$ 2,847
Later Than Thirty Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	5,385
Later Than Thirty Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,538)
Units of production method [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,070
Units of production method [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	22,905
Units of production method [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (11,835)